Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2021	Mar. 31, 2021
Financial liabilities:
Long-term debt		¥ 2,863,348	¥ 2,703,021
Carrying amount
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		67,649,000	63,910,000
Investments		1,396,000	887,000
Loans, net of allowance	[1]	86,299,000	87,708,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		54,803,000	53,278,000
Interest-bearing deposits		119,347,000	118,860,000
Due to trust accounts		409,000	381,000
Other short-term borrowings		9,039,000	9,086,000
Long-term debt		9,184,000	9,034,000
Estimated fair value
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		67,649,000	63,910,000
Investments		1,404,000	904,000
Loans, net of allowance	[1]	87,555,000	88,845,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		54,803,000	53,278,000
Interest-bearing deposits		119,334,000	118,849,000
Due to trust accounts		409,000	381,000
Other short-term borrowings		9,039,000	9,086,000
Long-term debt		9,367,000	9,219,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		46,328,000	47,441,000
Investments		488,000	490,000
Loans, net of allowance	[1]	0
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		0
Interest-bearing deposits		0
Due to trust accounts		0
Other short-term borrowings		0
Long-term debt		0
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		21,321,000	16,469,000
Investments		916,000	414,000
Loans, net of allowance	[1]	0
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		54,803,000	53,278,000
Interest-bearing deposits		119,334,000	118,849,000
Due to trust accounts		409,000	381,000
Other short-term borrowings		9,039,000	9,086,000
Long-term debt		7,895,000	7,847,000
Estimated fair value | Level 3
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		0
Investments		0
Loans, net of allowance	[1]	87,555,000	88,845,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		0
Interest-bearing deposits		0
Due to trust accounts		0
Other short-term borrowings		0
Long-term debt		¥ 1,472,000	¥ 1,372,000

[1]	Loans, net of allowance include items measured at fair value on a nonrecurring basis.